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                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED AUGUST 18, 2004
                                     TO THE
              INSTITUTIONAL TAX-FREE MONEY MARKET FUND PROSPECTUS
                AND THE INSTITUTIONAL TAX-FREE MONEY MARKET FUND
                   STATEMENT OF ADDITIONAL INFORMATION, EACH
                             DATED AUGUST 18, 2004.

Shares of the American Performance Institutional Tax-Free Money Market Fund are
                    not being offered for sale at this time.

   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.